INVENTORIES (Tables)	12 Months Ended
Jun. 30, 2013
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
Components of inventories are as follows:

	June 30,
	2012	2013

Raw materials	$7,630,420	$5,621,541
Work in progress	5,242,369	14,338,216
Finished goods	13,869,692	14,125,203
Low value consumables	2,744	19,097

	$26,745,225	$34,104,057